S000040388 [Member] Expense Example - S000040388 [Member]	Dec. 31, 2025 USD ($)
C000125446 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 48
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	281
Expense Example, with Redemption, 10 Years	637
C000125447 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	239
Expense Example, with Redemption, 5 Years	418
Expense Example, with Redemption, 10 Years	$ 938